October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.8%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	$320	$ 341,056
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	285	307,134
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,040	1,151,040
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	1,620	1,645,257
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	1,300	1,308,406
Series A-1, 5.50%, 01/01/53	470	503,212
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	160	161,574
		5,417,679
Arizona — 5.0%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	360,749
Series A, 5.38%, 07/01/50	925	913,586
Series A, 5.50%, 07/01/52	855	837,525
Series G, 5.00%, 07/01/47	135	127,774
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,255	1,256,825
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	955	800,571
5.00%, 07/01/56	230	216,937
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(b)	735	650,832
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	376,354
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	787,018
Sierra Vista Industrial Development Authority, RB(b)
5.75%, 06/15/53	510	524,910
6.38%, 06/15/64	235	236,678
		7,089,759
Arkansas(b) — 3.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	1,050	1,018,229
AMT, 4.75%, 09/01/49	3,570	3,500,954
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	600	659,919
		5,179,102
California — 9.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	138,061
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	205	212,290
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	4,120	4,244,268
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,100	1,180,047
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	725	501,004
Mezzanine Lien, 4.00%, 03/01/57	330	245,946
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	835	526,976
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	$285	$ 189,460
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	132,443
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	6,440	694,214
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	830	369,604
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	602,846
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	1,455	673,182
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/54	170	172,053
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	898,377
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,265	914,233
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(c)	3,725	2,212,037
		13,907,041
Colorado — 4.3%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	275	265,070
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	297,724
Series D, AMT, 5.75%, 11/15/45	790	873,996
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	159,952
5.50%, 11/01/47	90	98,778
5.25%, 11/01/52	220	234,004
Series A, 5.00%, 05/15/35	140	115,607
Series A, 5.00%, 05/15/44	180	130,009
Series A, 5.00%, 05/15/49	290	197,039
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	475,959
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,569,651
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	487,563
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	403,881
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	510	345,525
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	500	455,805
		6,110,563
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)	160	134,348
Delaware(b) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	446	434,596

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware (continued)
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	$100	$ 105,141
5.63%, 07/01/53	100	105,955
		645,692
District of Columbia — 1.0%
District of Columbia, TA, 5.13%, 06/01/41	590	590,596
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	805,015
		1,395,611
Florida — 16.7%
Antillia Community Development District, SAB, 5.88%, 05/01/54	110	112,739
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	110	105,433
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/29	100	95,759
4.00%, 11/15/33	625	575,656
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	150,517
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)	100	104,135
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	195	195,558
Series A-2, 4.60%, 05/01/31	420	414,881
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	1,290	1,228,912
Series A, 5.75%, 06/01/54(b)	450	378,088
Series B, 0.00%, 01/01/60(c)	3,000	237,540
Capital Trust Agency, Inc., RB, CAB(b)(c)
0.00%, 07/01/61	8,315	611,294
Subordinate, 0.00%, 01/01/61	5,625	452,139
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	120	117,918
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,074,520
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	2,000	2,021,993
City of Tampa Florida, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	225	225,142
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	100	101,576
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	275	294,071
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	368,315
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/47	745	245,087
Series A-2, 0.00%, 10/01/48	525	164,154
Series A-2, 0.00%, 10/01/49	435	128,708
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	100	101,576
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	2,325	2,071,009
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	484,876
6.50%, 06/30/57(e)(f)	165	116,740
Series B, 4.50%, 12/15/56	705	522,477
Series C, 5.75%, 12/15/56	250	205,853
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(b) (continued)
Class A, AMT, 4.38%, 10/01/54(a)	$310	$ 309,364
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	1,390	1,455,575
AMT, (AGM), 5.25%, 07/01/53	1,310	1,360,012
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	605	615,267
Hammock Oaks Community Development District, SAB, 6.15%, 05/01/54	135	137,958
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	102,352
Lakes of Sarasota Community Development District, SAB
2.75%, 05/01/26	90	88,461
3.90%, 05/01/41	285	246,700
Series B-1, 4.13%, 05/01/41	200	183,483
Series B-1, 4.30%, 05/01/51	100	87,498
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	315,385
6.30%, 05/01/54	118	123,534
Series 1B, 4.75%, 05/01/29	270	271,090
Series 1B, 5.30%, 05/01/39	310	313,275
Series 1B, 5.45%, 05/01/48	550	551,402
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	130	130,319
Marion Ranch Community Development District, SAB, 5.95%, 05/01/54	150	153,809
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	100	103,765
Series A, 6.00%, 05/01/54	100	102,396
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	101,273
6.05%, 05/01/54	120	124,523
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	239,323
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	438,323
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	130	124,901
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	266,921
5.13%, 05/01/54	280	267,372
Series 2015-3, 6.61%, 05/01/40(e)(f)	340	34
Trout Creek Community Development District, SAB
5.00%, 05/01/28	130	131,723
5.50%, 05/01/49	570	576,812
Village Community Development District No. 14, SAB
5.38%, 05/01/42	400	413,492
5.50%, 05/01/53	295	302,344
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	365	381,670
West Villages Improvement District, SAB
4.75%, 05/01/39	220	219,178
5.00%, 05/01/50	450	441,217
		23,587,417
Georgia — 5.8%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	230	231,932
Series A, 5.50%, 04/01/39	355	361,205
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	278,339
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	100	101,737
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	$110	$ 108,740
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	3,500	3,701,012
Series B, 5.00%, 12/01/52	1,230	1,296,995
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.93%, 12/01/53(a)	1,605	1,610,091
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	477,808
		8,167,859
Illinois — 7.3%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	795,424
Series D, 5.00%, 12/01/46	1,035	1,025,418
Series H, 5.00%, 12/01/36	935	940,578
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	415	426,369
Series C, 5.00%, 12/01/34	940	954,165
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	591,032
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	614,676
Illinois Finance Authority, Refunding RB, Series A, 4.00%, 07/15/47	1,815	1,718,790
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	795	858,118
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	479,851
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	555	565,300
Series A, 5.50%, 06/15/53	200	202,504
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	377,256
Series B, 5.00%, 06/15/52	225	226,477
State of Illinois, GO, 5.00%, 05/01/27	500	501,155
		10,277,113
Indiana — 0.8%
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(e)(f)	810	525,487
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	568,802
		1,094,289
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,698,700
Kentucky — 1.7%
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	1,690	1,696,335
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(d)	565	660,176
		2,356,511
Security	Par (000)	Value
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	$105	$ 103,604
AMT, 5.50%, 09/01/59	660	702,722
		806,326
Maine(b) — 0.8%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51	380	137,164
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,100	1,014,607
		1,151,771
Maryland — 1.4%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	120	118,423
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	394,066
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	1,480	1,525,698
		2,038,187
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	863,658
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	300,831
Series A, AMT, 4.50%, 12/01/47	1,030	1,007,919
		2,172,408
Michigan — 1.8%
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,809,372
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	165,794
AMT, 5.00%, 12/31/43	500	507,843
		2,483,009
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	668,306
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	460	491,515
		1,159,821
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	292,549
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	850	866,420
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	130	127,694
Series A-1, 5.00%, 06/01/54	100	95,923
		1,382,586
Nevada — 0.3%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	380	391,460
New Hampshire — 2.1%
New Hampshire Business Finance Authority, RB
5.25%, 12/01/35(b)	875	845,354
5.38%, 12/15/35(b)	820	800,589
Series A, 4.13%, 08/15/40	260	232,542
Series A, 4.25%, 08/15/46	290	246,677

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB (continued)
Series A, 4.50%, 08/15/55	$600	$ 500,668
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	333	325,665
		2,951,495
New Jersey — 7.9%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(g)	70	75,763
5.00%, 06/15/43	125	129,469
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(g)	1,225	1,291,764
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	808,704
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.25%, 12/01/45	140	136,425
Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,199,689
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	513,980
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/45	585	589,739
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	1,300	1,407,379
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	759,553
Series A, 5.25%, 06/01/46	1,700	1,745,512
Sub-Series B, 5.00%, 06/01/46	2,460	2,465,115
		11,123,092
New York — 15.6%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	830,542
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	1,009,712
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	1,955	1,931,962
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	4,000	3,846,774
Series A-1, Subordinate, 4.00%, 08/01/48	555	543,196
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	900,275
Series A, 5.00%, 06/01/42	1,505	1,422,046
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	933,200
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	1,415	1,408,242
Class 2, 5.38%, 11/15/40(b)	395	395,056
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	371,571
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	545,170
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	880	850,186
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	278,711
AMT, 5.00%, 12/01/40	555	577,516
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$560	$ 582,394
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,796,808
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	730	771,981
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(h)	1,230	1,297,515
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	340	342,896
5.00%, 07/01/56	380	364,997
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	1,092,337
		22,093,087
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	530	565,561
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	550,585
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	500	450,913
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	736,842
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	180	161,355
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,222,814
		2,571,924
Oklahoma — 2.8%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	2,180	2,170,901
Series B, 5.50%, 08/15/52	765	783,125
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	139,111
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	944,582
		4,037,719
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	625	339,218
Pennsylvania — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,280	1,310,389
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	163,344
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	800	815,354
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	100	104,080
5.38%, 07/01/39	155	166,922
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	140	140,412
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	1,143,193
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	$95	$ 97,169
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	469,530
AMT, 5.75%, 06/30/48	335	358,316
AMT, 5.25%, 06/30/53	560	576,087
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	240	243,004
Series C, 5.25%, 12/01/37(a)	415	420,196
AMT, 5.50%, 11/01/44	720	720,252
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	100	98,861
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	778,355
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,010,226
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	520,674
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	355	374,142
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	220	243,637
		9,754,143
Puerto Rico — 9.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	6,945	444,850
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	784	862,165
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	11,532	6,101,371
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	117,096
Series A-2, AMT, 6.50%, 01/01/42	100	116,579
Series A-2, AMT, 6.75%, 01/01/45	100	117,135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	71,245
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,508,566
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,378,863
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,026,786
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,714	549,547
		13,294,203
Rhode Island — 0.5%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	370	340,214
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	420	420,952
		761,166
Security	Par (000)	Value
South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	$225	$ 217,500
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,134,881
		1,352,381
Tennessee — 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	290	239,158
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	450	178,273
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	635,968
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	230	249,297
Series B, AMT, 5.50%, 07/01/36	190	209,458
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	750	809,708
		2,321,862
Texas — 11.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	232,562
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(b)	230	234,357
7.88%, 11/01/62(b)	195	204,035
Series A, 5.75%, 08/15/62	500	454,670
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	98,977
6.13%, 09/15/44	100	96,472
6.50%, 09/15/54	106	103,453
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	240	241,003
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	125	127,421
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	340	360,612
City of Hutto Texas, GOL, (BAM), 4.25%, 08/01/54	715	675,241
City of Oak Point Texas, SAB, 5.25%, 09/15/54(b)	140	132,031
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	97,272
Dallas Independent School District, Refunding GO, (PSF- GTD), 4.00%, 02/15/53	500	483,662
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	810	782,884
Fort Worth Independent School District, GO, (PSF-GTD), 4.00%, 02/15/48	160	152,991
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/34(c)	3,000	1,786,813
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	5,200	2,894,487
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	576,567
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	135,633
Series A, 5.75%, 08/15/45	275	277,364

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	$890	$ 886,431
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	620	629,905
Series A, AMT, 5.13%, 01/01/44	275	278,177
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	215	196,659
Series A, AMT, 4.00%, 01/01/50	815	687,022
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	75,007
Series A, 5.00%, 10/01/51	115	93,698
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	328,195
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,300	1,375,453
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	800	858,998
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(c)	2,205	902,783
Texas Water Development Board, RB, 4.45%, 10/15/36	170	182,147
		16,642,982
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	205	208,880
County of Utah, RB, Series B, 4.00%, 05/15/47	750	709,358
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	530	523,764
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	225	195,160
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	59,962
5.50%, 10/15/48	50	53,916
		1,751,040
Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	285	255,693
Virginia — 2.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	236,516
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	640	470,398
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	226,731
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	175	191,208
Series C3, 5.25%, 12/01/27	125	125,101
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	236,315
Series A, 5.00%, 01/01/49	455	421,705
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	991,259
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	240	273,613
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority, RB (continued)
Series B3, 5.38%, 09/01/29	$155	$ 159,012
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	518,306
		3,850,164
Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	485	497,964
Washington State Housing Finance Commission, RB(b)
Series A, 5.75%, 01/01/53	100	96,635
Series A, 5.88%, 01/01/59	100	97,049
Series B2, 3.95%, 07/01/29	380	365,170
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	125	130,678
Series A, 5.00%, 07/01/48	115	118,225
		1,305,721
West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,771,414
Wisconsin — 6.7%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	619,937
Public Finance Authority, RB
6.25%, 10/01/31(b)(e)(f)	290	24,650
5.00%, 06/15/41(b)	165	164,553
7.00%, 10/01/47(b)(e)(f)	290	24,650
5.00%, 06/15/55(b)	440	414,854
5.00%, 01/01/56(b)	710	606,167
Class A, 5.00%, 06/15/56(b)	230	193,813
Series A, 7.75%, 07/01/43(b)	1,190	1,224,669
Series A, 4.75%, 06/15/56(b)	725	535,246
Series A, 7.50%, 07/01/59(b)	1,080	1,194,130
Series A-1, 4.50%, 01/01/35(b)	570	561,385
Series A-4, 5.50%, 11/15/32(b)	870	847,038
Series B, 0.00%, 01/01/35(b)(c)	950	512,336
Series B, 0.00%, 01/01/60(b)(c)	16,025	1,268,952
AMT, Sustainability Bonds, 4.00%, 09/30/51	475	412,009
AMT, Sustainability Bonds, 4.00%, 03/31/56	455	386,531
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(c)	6,540	505,560
		9,496,480
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	456,048
Total Municipal Bonds — 145.4% (Cost: $205,775,517)		205,893,230
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 4.6%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	6,194	6,563,372
Florida — 1.9%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	2,520	2,738,520
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 1.1%
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	$1,720	$ 1,550,723
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	1,601	1,757,286
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $12,433,441)		12,609,901
Total Long-Term Investments — 154.3% (Cost: $218,208,958)		218,503,131

	Shares
Short-Term Securities
	Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	4,165,269	4,165,686
	Total Short-Term Securities — 2.9% (Cost: $4,165,670)	4,165,686
	Total Investments — 157.2% (Cost: $222,374,628)	222,668,817
	Other Assets Less Liabilities — 1.1%	1,589,225
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%	(6,960,212)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.4)%	(75,688,265)
	Net Assets Applicable to Common Shares — 100.0%	$ 141,609,565

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,173,120	$ 992,566 (a)	$ —	$ 34	$ (34)	$ 4,165,686	4,165,269	$ 11,331	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 205,893,230	$ —	$ 205,893,230
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,609,901	—	12,609,901
Short-Term Securities
Money Market Funds	4,165,686	—	—	4,165,686
	$4,165,686	$218,503,131	$—	$222,668,817
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,915,013)	$—	$(6,915,013)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(82,915,013)	$—	$(82,915,013)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments